Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Statement of Subsidiaries

The consolidated financial statements include the following subsidiaries of Harbor Custom Development, Inc. as of the reporting period ending dates as follows (all entities are formed as Washington LLCs):

Names	Dates of Formation	Attributable Interest
		2020	2019
Saylor View Estates, LLC	March 30, 2014	51%	51%
Harbor Excavation, LLC*	July 3, 2017	N/A	N/A
Harbor Materials, LLC**	July 5, 2018	100%	100%
Belfair Apartments, LLC	December 3, 2019	100%	100%

* Harbor Excavation, LLC was voluntarily dissolved with the State of Washington as of June 14, 2019.

** Harbor Material, LLC was voluntarily dissolved with the State of Washington as of January 29, 2020.

Schedule of Fair Value Assumptions of Share-Based Payments

For the years ended December 31, 2020 and 2019 when computing fair value of share-based payments, the Company has considered the following variables:

	December 31, 2020	December 31, 2019
Risk-free interest rate	0.14% - 1.46%	1.56-1.84%
Exercise price	$2.22 - $6.50	$0.40
Expected life of grants	2.86 - 6.00 years	5.0-6.53 years
Expected volatility of underlying stock	32.39% - 51.94%	31.75-32.89%
Dividends	0%	0%

Schedule of Net Income (Loss) Per Share

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income (loss) attributable to common stockholders per common share.

	December 31, 2020	December 31. 2019
Numerator:
Net income (loss) attributable to common stockholders	$(3,532,800)	$235,600
Effect of dilutive securities:	-	-

Diluted net income (loss)	$(3,532,800)	$235,600

Denominator:
Weighted average common shares outstanding - basic	4,214,418	3,513,517
Dilutive securities (a):
Options	-	-
Warrants	-	-

Weighted average common shares outstanding and assumed conversion – diluted	4,214,418	3,513,517

Basic net income (loss) per common share	$(0.84)	$0.07

Diluted net income (loss) per common share	$(0.84)	$0.07

(a) - Anti-dilutive securities excluded:	241,609	139,742

Schedule of Property and Equipment Estimated Useful Lives

Depreciation is computed by the straight-line method (after considering their respective estimated residual values) over the estimated useful lives:

Construction Equipment	10 years
Leasehold improvements	The lesser of 10 years or the remaining life of the lease
Furniture and Fixtures	5 years
Computers	3 years
Vehicles	10 years

Schedule of Revenues from Contracts with Customers

Revenues from contracts with customers are summarized by product category as follows for the years ended December 31:

	2020	2019
Real Estate	$49,814,500	$30,683,400
Construction Materials	582,500	270,100
Total Revenue	$50,397,000	$30,953,500